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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 6/30/03
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Hambrecht & Quist Capital Management LLC
                 -----------------------------------------
   Address:      30 Rowes Wharf
                 -----------------------------------------
                 Boston, MA 02110
                 -----------------------------------------

                 -----------------------------------------

Form 13F File Number: 28-04219
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kim Carroll
         -------------------------------
Title:   Treasurer
         -------------------------------
Phone:   617-772-8525
         -------------------------------

Signature, Place, and Date of Signing:
Kim Carroll                        Boston, MA           7/31/03
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report,

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0
                                              ------------

Form 13F Information Table Entry Total:                 43
                                              ------------

Form 13F Information Table Value Total:       $266,134,294
                                              ------------
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number         Name

     ---       --------------------         -------------------
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
as of 6/30/03                                                 FORM 13F
Name of Reporting Manager:  HAMBRECHT & QUIST CAPITAL MANAGEMENT LLC                                                (SEC USE ONLY)
Page 1 of 2
                                                                                         Item 6:                       Item 8:
                                                                                  Investment Discretion           Voting Authority
                                                                                  ---------------------                (Shares)
                                                                      Item 5:           (b)              Item 7:  ----------------
Item 1:                          Item 2:     Item 3:      Item 4:    Shares of        Shared-           Managers
Name of Issuer                  Title of      CUSIP     Fair Market  Principal    (a)    As       (c)      See     (a)   (b)   (c)
                                  Class       Number       Value       Amount    Sole Defined in Shared  Instr. V Sole Shared None
                                                                                       Instr. V  Other
------------------------------- -------- ------------ ------------- ----------- ----- ---------- ------ --------- ---- ------ -----
aaiPharma                         Common      0252W104    $4,473,000     225,000    X                        NA       X
Adolor                            Common     00724X102     6,357,087     518,100    X                        NA       X
Amgen                             Common      31162100     8,969,400     135,000    X                        NA       X
Aradigm                           Common     038505103       630,000     350,000    X                        NA       X
Biofield                          Common     090591207       131,830     878,866    X                        NA       X
Biofield (Restricted)             Common     090591207       120,000   1,000,000    X                        NA       X
Biopure                           Common     09065H915     1,037,148     169,746    X                        NA       X
Celgene                           Common     151020104    10,481,920     344,800    X                        NA       X
Charles River Labs                Common     159864107     4,572,778     142,100    X                        NA       X
Corixa                            Common     21887F100     5,539,295     716,597    X                        NA       X
Cubist Pharmaceuticals            Common     229990981    11,038,483   1,035,505    X                        NA       X
CV Therapeutics                   Common     126667104    16,203,465     546,307    X                        NA       X
deCODE Genetics                   Common      24386104     4,851,600   1,555,000    X                        NA       X
DepoMed                           Common     249908104     6,666,662   1,388,888    X                        NA       X
Durect                            Common     266605104       631,420     262,000    X                        NA       X
Dyax                              Common     26746E103     2,832,601     694,265    X                        NA       X
Eclipsys                          Common     278856109     5,319,180     509,500    X                        NA       X
Encysive Pharmaceuticals          Common     29256X107     1,984,800     413,500    X                        NA       X
Endocardial Solutions             Common     292962107    10,199,996   1,666,666    X                        NA       X
EP MedSystems                     Common     26881P103     2,547,750   1,075,000    X                        NA       X
Exelixis                          Common     30161Q104     8,480,680   1,222,000    X                        NA       X
Genzyme                           Common     372917104     5,684,800     136,000    X                        NA       X
Gilead Sciences                   Common     37555B103    20,175,540     363,000    X                        NA       X
IDEXX Laboratories                Common     45168D104     8,420,000     250,000    X                        NA       X
Impax Laboratories                Common     45256B101    14,104,628   1,176,366    X                        NA       X
IVAX                              Common     465823102     9,717,540     544,400    X                        NA       X
Kosan Biosciences                 Common     50064W107     4,361,280     739,200    X                        NA       X
Lexicon Genetics                  Common    5288872104     3,824,700     570,000    X                        NA       X
Lynx Therapeutics                 Common     551812308     1,071,895     283,570    X                        NA       X
MedImmune                         Common     584699102    14,948,070     411,000    X                        NA       X
Millennium Pharmaceuticals        Common     599902103    10,971,675     697,500    X                        NA       X
Molecular Devices                 Common     60851C107     1,046,385      65,768    X                        NA       X
Orthovita                         Common     68750U102     6,205,000   1,700,000    X                        NA       X
Pfizer                            Common     717081103     9,391,250     275,000    X                        NA       X
Pozen                             Common     73941U102     3,294,000     300,000    X                        NA       X
Rigel Pharmaceuticals             Common     766559108     1,236,425     114,166    X                        NA       X
Sontra Medical (Restricted)       Common     83568W109     1,554,989   1,142,702    X                        NA       X
Telik                             Common     87959M109    10,713,307     666,665    X                        NA       X
Teva Pharmaceutical Industries    Common     881624209     2,590,315      45,500    X                        NA       X
Tularik                           Common     899165104     2,897,431     405,405    X                        NA       X
Vertex Pharmaceuticals            Common     92532F100     2,769,620     189,700    X                        NA       X
Vicuron Pharmaceuticals           Common     925314106     9,882,624     696,941    X                        NA       X
WebMD                             Common     94769M105     8,203,725     757,500    X                        NA       X
                                                        ------------
COLUMN TOTALS                                           $266,134,294
                                                        ============
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